Assets Held for Sale (Narrative) (Detail) (Tysabri [Member], USD $)	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Announced disposal date	Feb. 06, 2013
Upfront payment to be received after exit from the existing collaboration arrangements	$ 3,250,000,000
Percentage of royalty interest earned	12.00%
Global net sales	$ 2,000,000,000
Up To $2.0 Billion [Member]
Assets Held For Sale [Line Items]
Percentage of royalty interest earned	18.00%
Above $2.0 Billion [Member]
Assets Held For Sale [Line Items]
Percentage of royalty interest earned	25.00%